Concentrations Of Credit Risk - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Number of customers that accounted for more than 10% of consolidated net sales	0	0	1